Asset acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Asset acquisition [Abstract]
Summary of transferred assets acquired	The following table summarizes the amounts of the Transferred Assets acquired:
In CHF thousands
Cash	4,634
IPR&D Asset	50,416
Total	55,050